Stockholders' Equity - Reserved Shares of Common Stock for Issuance (Detail)	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	2,738,250
Reserved for future grants of stock options	1,091,905
Total reserved shares of common stock for issuance	3,830,155